Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2017
Distribution of Net Revenue by Geographical Area
a)	The distribution of net revenue by geographical area was as follows:

	Three Months ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$95,891	$95,653	$205,096	$196,488
Rest of Europe	78,458	79,436	149,911	155,078
U.S.	206,078	193,377	407,693	377,467
Rest of World	50,596	42,164	100,277	82,119
Total	$431,023	$410,630	$862,977	$811,152
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b)	The distribution of income from operations, including restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$38,640	$54,597	$102,608	$114,148
Rest of Europe	8,899	4,863	12,598	8,307
U.S.	26,248	11,826	36,747	22,610
Rest of World	4,211	2,641	11,703	4,872
Total	$77,998	$73,927	$163,656	$149,937

c)	The distribution of income from operations, excluding restructuring, by geographical area was as follows:
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$46,393	$58,326	$110,361	$117,877
Rest of Europe	8,899	5,171	12,598	8,615
U.S.	26,248	11,826	36,747	22,610
Rest of World	4,211	2,698	11,703	4,929
Total	$85,751	$78,021	$171,409	$154,031

Distribution of Property, Plant and Equipment, Net, by Geographical Area
c)	The distribution of property, plant and equipment, net, by geographical area was as follows:
	June 30,	December 31,
	2017	2016
	(in thousands)
Ireland	$107,225	$105,684
Rest of Europe	6,193	6,231
U.S.	26,730	29,428
Rest of World	9,470	7,624
Total	$149,618	$148,967

Distribution of Depreciation and Amortization by Geographical Area
d)	The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)
Ireland	$6,508	$6,654	$12,480	$12,558
Rest of Europe	1,371	1,820	3,029	3,535
U.S.	5,581	5,137	11,529	11,786
Rest of World	935	846	1,805	1,698
Total	$14,395	$14,457	$28,843	$29,577

Distribution of Total Assets by Geographical Area
e) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2017	2016
	(in thousands)
Ireland	$888,797	$766,120
Rest of Europe	324,419	337,062
U.S.	619,721	651,160
Rest of World	71,373	71,501
Total	$1,904,310	$1,825,843